Derivatives - Additional Information (Details) $ / shares in Units, $ / shares in Units, € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 29, 2021 CAD ($)	Mar. 29, 2021 USD ($)	Mar. 03, 2021 CAD ($)	Mar. 03, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Net gains (losses) on investments	$ 3,445.1	$ 313.1
Assets pledged for short sale and derivative obligations, at fair value					$ 230.5							$ 275.9
Assets pledged for short sale and derivative obligations, collateral, entering derivative contracts					221.2							226.4
Assets pledged for short sale and derivative obligations, collateral, fair value changes					9.3							49.5
Borrowings, At Fair Value					8,291.9							9,437.4
Equity total return swaps - short positions, investment purposes
Disclosure of financial assets [line items]
Notional amount												0.0
Equity total return swaps - short positions
Disclosure of financial assets [line items]
Net cash paid (received) for derivative closures and reset provisions		613.2
Net gains (losses) on investments		(528.6)
Notional amount of derivatives settled												898.4
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk		(703.9)
Unrealized gain (loss)		(175.3)
Equity total return swaps - long positions, investment purposes
Disclosure of financial assets [line items]
Notional amount of equity contracts entered into during the period	753.6
Equity total return swaps - long positions, investment purposes | Fairfax Financial Holdings
Disclosure of financial assets [line items]
Notional amount				$ 508.5	$ 403.3
Notional amount per share (in dollars per share) | (per share)				$ 524.47	$ 416.03
Equity total return swaps - long positions, individual equities
Disclosure of financial assets [line items]
Notional amount					$ 866.2							1,746.2
Equity total return swaps - long positions, individual equities | Fairfax Financial Holdings
Disclosure of financial assets [line items]
Notional amount				$ 935.0	$ 732.5
Number of shares under equity swap contracts (in shares) | shares			1,964,155	1,964,155	1,964,155
Notional amount per share (in dollars per share) | (per share)				$ 476.03	$ 372.96
Equity total return swaps - long positions
Disclosure of financial assets [line items]
Notional amount					$ 1,082.8							1,788.3
Net cash paid (received) for derivative closures and reset provisions	439.6	(207.4)
Net gains (losses) on investments	$ 243.0	216.7
Notional amount of derivatives settled					1,876.7							878.8
Equity total return swaps - long positions | Fairfax Financial Holdings
Disclosure of financial assets [line items]
Number of new shares under equity swap contracts during the period | shares	969,460
CPI-linked derivatives
Disclosure of financial assets [line items]
Notional amount					61,952.5							74,906.0
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Notional amount					1,691.3							330.8
Net gains (losses) on investments	$ (25.7)	(102.0)
3.95% Unsecured Senior Notes Due March 3, 2031
Disclosure of financial assets [line items]
Notional amount								$ 850.0	$ 671.6
Unsecured senior notes due 2031
Disclosure of financial assets [line items]
Notional amount						$ 850.0	$ 671.6
Unsecured senior notes due 2022 and 2023
Disclosure of financial assets [line items]
Notional amount						846.0	670.6
Hedges of net investment in Canadian subsidiaries | Unsecured senior notes
Disclosure of financial assets [line items]
Borrowings				$ 2,800.0							$ 2,796.0
Borrowings at fair value					2,364.6							2,397.6
Hedges of net investment in foreign operations | 3.95% Unsecured Senior Notes Due March 3, 2031
Disclosure of financial assets [line items]
Borrowings							671.6
Hedges of net investment in foreign operations | 5.84% due October 14, 2022 (Cdn$450.0)
Disclosure of financial assets [line items]
Borrowings							670.6
Hedges of net investment in foreign operations | 4.50% due March 22, 2023 (Cdn$400.0)
Disclosure of financial assets [line items]
Borrowings							670.6
Credit risk | Cash and short term investments
Disclosure of financial assets [line items]
Financial assets pledged as liabilities					14.3							116.4
Credit risk | Government securities
Disclosure of financial assets [line items]
Financial assets pledged as liabilities					125.7							12.9
Canada
Disclosure of financial assets [line items]
Gains (losses) on hedge of net investment	(16.7)	(38.0)
Canada | Hedges of net investment in foreign operations | Unsecured senior notes
Disclosure of financial assets [line items]
Borrowings				$ 2,800.0		850.0	$ 671.6				$ 2,796.0
Borrowings at fair value					2,364.6							2,397.6
Canada | Hedges of net investment in foreign operations | 3.95% Unsecured Senior Notes Due March 3, 2031
Disclosure of financial assets [line items]
Borrowings						850.0
Canada | Hedges of net investment in foreign operations | 5.84% due October 14, 2022 (Cdn$450.0)
Disclosure of financial assets [line items]
Borrowings						846.0
Canada | Hedges of net investment in foreign operations | 4.50% due March 22, 2023 (Cdn$400.0)
Disclosure of financial assets [line items]
Borrowings						$ 846.0
Europe
Disclosure of financial assets [line items]
Gains (losses) on hedge of net investment	$ 63.9	$ (75.8)
Europe | Hedges of net investment in foreign operations | Unsecured senior notes
Disclosure of financial assets [line items]
Borrowings | €			€ 750.0							€ 750.0
Borrowings at fair value					$ 926.3							$ 1,023.9